Subsequent Events (Details) - USD ($)													3 Months Ended
	May 07, 2025	Apr. 11, 2025	Apr. 01, 2025	Mar. 26, 2025	Feb. 28, 2025	Feb. 25, 2025	Feb. 11, 2025	Feb. 07, 2025	Jan. 10, 2025	Nov. 21, 2024	Oct. 14, 2024	Jul. 29, 2024	Mar. 31, 2025	Feb. 10, 2025	Jan. 14, 2025	Dec. 31, 2024	Sep. 30, 2024	Aug. 29, 2024	May 02, 2024	Oct. 23, 2023
Subsequent Events [Line Items]
Total fees										$ 28,750
Loan paid															$ 100,000	$ 560,000		$ 90,116	$ 566,150	$ 175,314
Face value				$ 111,111
Percentage of principal and accrued interest													120.00%
Purchase price											$ 88,000
Bears interest charge												8.00%
Discount of market price, percentage													35.00%
Diagonal a Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Maturity date													February 28, 2026
Forecast [Member]
Subsequent Events [Line Items]
Agreement amount		$ 2,000,000
Initial tranche amount		$ 600,000
Percentage of conversion price		110.00%
Forecast [Member] | Big Lake Capital LLC [Member]
Subsequent Events [Line Items]
Rate of interest		10.00%
Big Lake Capital LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Conversion price interest rate		100.00%
Factor K [Member]
Subsequent Events [Line Items]
Loan paid																	$ 37,760
Subsequent Event [Member]
Subsequent Events [Line Items]
Net purchase price value	$ 140,250
Total fees	12,750
Payment of principal loan	$ 20,000,000		$ 200,000
Percentage of principal and accrued interest				120.00%
Net funds				$ 95,000
Agreement amount		$ 2,000,000
Initial tranche amount		$ 600,000
Percentage of conversion price		110.00%
Issued shares (in Shares)	150,000
Percentage of commitment amount	1.00%
Closing expenses	$ 7,500
Bears interest charge	14.00%
Subsequent Event [Member] | Big Lake Capital LLC [Member]
Subsequent Events [Line Items]
Rate of interest		10.00%
Subsequent Event [Member] | Big Lake Capital LLC [Member]
Subsequent Events [Line Items]
Conversion price interest rate		100.00%
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Events [Line Items]
Sale price amount									$ 1,200,000
Payment terms percentage									8.33%
Down payment									$ 100,000
Trading days									10 days
Debt Instrument, Periodic Payment									$ 1,110,000
Remaining due days									90 days
Subsequent Event [Member] | Factor L [Member]
Subsequent Events [Line Items]
Accounts receivable						$ 280,770		$ 183,750
Net purchase price value						177,630		107,500
Total fees								8,750
Weekly installment						$ 17,550		$ 13,125
Number of weekly installment						112 days		98 days
Effective interest rate						95.63%		113.58%
Payment of principal loan					$ 41,559
Loan paid								$ 137,500
Net purchase price after deduction payment						$ 13,370
Subsequent Event [Member] | Factor I [Member]
Subsequent Events [Line Items]
Accounts receivable							$ 94,250
Net purchase price value							61,070
Total fees							3,390
Weekly installment							$ 6,732
Number of weekly installment							98 days
Effective interest rate							25.37%
Payment of principal loan						4,362
Loan paid														$ 18,125
Subsequent Event [Member] | Factor K [Member]
Subsequent Events [Line Items]
Accounts receivable							$ 147,000
Net purchase price value							92,605
Total fees							7,395
Weekly installment							$ 10,500
Number of weekly installment							98 days
Effective interest rate							96.04%
Payment of principal loan						$ 18,389
Subsequent Event [Member] | Black Ice Advisors LLC [Member]
Subsequent Events [Line Items]
Face value				$ 100,000
Percentage of principal and accrued interest				10.00%
Percentage of discount to lowest trading price				35.00%
Subsequent Event [Member] | GHS Investments, LLC [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)	1,503,759
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Par value per share (in Dollars per share)	$ 0.0001
Purchase price	$ 1,000
Aggregate purchase price amount	$ 250,000
Per share value (in Dollars per share)	$ 1,200
Conversion price (in Dollars per share)	$ 0.112